Related Party Transactions - Transactions with other related parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 1,991	$ 497
Due from (to) related party	1,585		$ 2,048
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(177)	(564)
Due from (to) related party	81		81
Borr Drilling
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	258	218
Due from (to) related party	149		936
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	82	(5)
Due from (to) related party	29		51
Avenir LNG
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	346	848
Due from (to) related party	1,326		$ 980
Avenir LNG | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	300	800
ECGS
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 1,482	$ 0